Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities

Note 4 - Accrued Liabilities

The components of accrued liabilities are:

	December 31, 2011	December 31, 2010
Royalties	$239,129	$-
Payable to insurer pursuant to policy terms	-	100,000
Payroll	54,325	23,642
Sales tax payable	29,112	-
Insurance premiums payable	20,320	12,985
Interest	-	54,852
Miscellaneous	16,829	7,669
Total accrued liabilities	$359,715	$199,148